CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 338,648	$ 658,625
Trade receivables (Notes 6 and 19)	8,148	8,579
Inventories (Note 7)	1,418,941	1,209,075
Income taxes recoverable (Note 25)	27,602	35,054
Fair value of derivative financial instruments (Notes 6 and 21)	50,786	8,774
Other current assets (Note 8A)	347,027	259,952
Total current assets	2,191,152	2,180,059
Non-current assets:
Goodwill (Notes 23 and 24)	4,157,672	2,044,123
Property, plant and mine development (Notes 9 and 13)	21,221,905	18,459,400
Investments (Notes 6, 10 and 21)	345,257	332,742
Deferred income and mining tax asset (Note 25)	53,796	11,574
Other assets (Note 8B)	715,167	466,910
Total assets	28,684,949	23,494,808
Current liabilities:
Accounts payable and accrued liabilities (Note 11)	750,380	672,503
Share based liabilities (Notes 6 and 17)	24,316	15,148
Interest payable	14,226	16,496
Income taxes payable (Note 25)	81,222	4,187
Current portion of long-term debt (Note 14)	100,000	100,000
Reclamation provision (Note 12)	24,266	23,508
Lease obligations (Note 13)	46,394	36,466
Fair value of derivative financial instruments (Notes 6 and 21)	7,222	78,114
Total current liabilities	1,048,026	946,422
Non-current liabilities:
Long-term debt (Note 14)	1,743,086	1,242,070
Reclamation provision (Note 12)	1,049,238	878,328
Lease obligations (Note 13)	115,154	114,876
Share based liabilities (Notes 6 and 17)	11,153	17,277
Deferred income and mining tax liabilities (Note 25)	4,973,271	3,981,875
Other liabilities (Notes 5 and 15)	322,106	72,615
Total liabilities	9,262,034	7,253,463
EQUITY
Common shares (Note 16): Outstanding - 497,970,524 common shares issued, less 671,083 shares held in trust	18,334,869	16,251,221
Stock options (Notes 16 and 17)	201,755	197,430
Contributed surplus	22,074	23,280
Retained earnings (deficit)	963,172	(201,580)
Other reserves (Note 18)	(98,955)	(29,006)
Total equity	19,422,915	16,241,345
Total liabilities and equity	28,684,949	23,494,808
Commitments and contingencies (Note 27)